Stockholders' Equity (Details 2) - Non-Qualified Stock Options [Member] - USD ($) shares in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Number
Beginning balance	2,909
Granted	7	2,909
Exercised
Expired
Forfeited
Ending balance	2,916	2,909
Intrinsic value of options
Weighted Average Remaining Contractual Life (Years)	8 years 6 months	9 years 6 months
Weighted Average Exercise Price
Beginning balance	$ 2.60
Granted	0.98	$ 2.60
Ending balance	$ 2.60	$ 2.60